Cover	9 Months Ended
Sep. 30, 2025
Cover [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Sep. 30, 2025
Document Fiscal Period Focus	Q3
Document Fiscal Year Focus	2025
Current Fiscal Year End Date	--12-31
Entity File Number	001-38091
Entity Registrant Name	NATIONAL ENERGY SERVICES REUNITED CORP.
Entity Central Index Key	0001698514
Entity Address, Address Line One	777 Post Oak Blvd.
Entity Address, Address Line Two	Suite 730
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77056